Annual Total Returns - Fidelity® Series Value Discovery Fund [BarChart] - 01.31 Fidelity Series Value Discovery Fund Series PRO-10 - Fidelity® Series Value Discovery Fund	Apr. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 06, 2012
Fidelity Series Value Discovery Fund-Default
Bar Chart Table:
Annual Return 2013	28.95%
Annual Return 2014	10.15%
Annual Return 2015	(3.93%)
Annual Return 2016	18.64%
Annual Return 2017	11.52%
Annual Return 2018	(8.96%)
Annual Return 2019	24.26%
Annual Return 2020	8.91%